Other Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Security deposits for leased property	₨ 5,004.1	$ 76.9	₨ 4,934.5
Sundry accounts receivable	23,216.1	356.6	19,844.2
Advance tax (net of provision for taxes)	17,988.3	276.3	16,876.6
Advances	5,510.2	84.6	3,696.3
Prepaid expenses	897.0	13.8	800.8
Restricted cash/securitization margin for credit enhancement and securitized transactions	5,815.1	89.3	5,998.6
Derivatives	50,836.3	780.8	139,217.1
Others	48,297.8	741.7	25,406.4
Total	₨ 157,564.9	$ 2,420.0	₨ 216,774.5